Disposition of a subsidiary (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Total assets of disposal group	$ 0	$ 205,887
Total liabilities of disposal group	0	1,542,323
Held for sale | Entity owned or controlled by another entity
Cash	0	10,610
Accounts receivable, net	0	168,203
Advances to suppliers	0	0
Due from related parties	0	3,913,260
Inventories	0	0
Other receivables	0	27,074
Property, plant and equipment	0	173,289
Operating lease right-of-use assets, net	0	0
Total assets of disposal group	0	4,292,436
Short-term bank loan	0	1,299,104
Accounts payable	0	181,391
Other current liabilities	0	61,828
Total liabilities of disposal group	$ 0	$ 1,542,323